INCOME TAX - Net position of deferred tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets / (liabilities)
Deferred tax assets	$ 12,196,868	$ 6,301,474
Deferred tax liability	(181,543)	(120,258)
Deferred tax assets	12,196,868	6,301,474
Deferred tax liability	(181,543)	(120,258)
Total Net Assets by deferred Tax	12,015,325	6,181,216	$ 9,625,994
Later than one year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	10,383,500	5,356,254
Deferred tax assets	9,993,005	3,129,388
Deferred tax liability	(810,164)	(165,323)
Up to 1 year [member]
Deferred tax assets / (liabilities)
Deferred tax assets	1,813,368	945,220
Deferred tax liability	(181,543)	(120,258)
Deferred tax assets	2,203,863	3,172,086
Deferred tax liability	$ 628,621	$ 45,065